Long-term Debt	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Long-term Debt
15.      Long-term Debt:

The amounts of the Company's long term indebtedness in the accompanying consolidated balance sheets are analyzed as follows:

		December 31,
		2012	2013
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	$ 24,940	$ 22,539
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	19,820	17,020
(c)	Eton, Benmore and Ingram	20,985	19,019
(d)	Tasman and Santon	13,600	12,376
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	52,802	49,374
(f)	Andros, Dilos, Ios, Sifnos, Tinos	33,949	29,675
(g)	Kassos, Tilos, Halki, Symi	30,734	27,555
(h)	Aegean III, VIII, XII	6,326	3,971
(i)	Blatoma	2,175	1,922
(j)	Verbeke Bunkering	1,322	275
(k)	Seatra	6,631	6,386
(l)	Overdraft facility under senior secured credit facility dated 05/30/2013	118,250	-
(m)	Corporate credit facility dated 03/11/2013	-	73,500
(n)	Senior convertible notes	-	73,115
(o)	Trade credit facility dated 8/9/2013	-	115,000
	Total	331,534	451,727
	Less: Current portion	(144,042)	(34,983)
	Long-term portion	$ 187,492	$ 416,744

(a)      On August 30, 2005, the Company's subsidiaries, Serifos, Kithnos, Santorini, Paros and Naxos, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $35,500 to partially finance the construction costs of vessels Serifos, Kithnos, Santorini, Paros, Naxos, respectively (five tranches of $7,100 each).

The loan bears interest at LIBOR plus 1.55% from January 1, 2011. During the years ended December 31, 2011, 2012 and 2013, the weighted average interest rate (including the margin) was 1.86%, 2.01% and 1.83%, respectively, while at December 31, 2012  and 2013, the interest rate (including the margin) was 1.87% and 1.79%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth (total stockholder's equity attributable to AMPNI) ("book net worth") shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio (cash and cash equivalents and trade receivables to total current liabilities) ("liquidity ratio") shall be higher than 0.50-to-one.

On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the facility to 1.05-to-one until March 30, 2013. After that date the current ratio shall not be less than 1.15-to-one.

(b)      On February 10, 2006, the Company's subsidiaries, Milos, Amorgos, Kimolos, Syros and Mykonos, as co-borrowers, jointly and severally entered into a collateralized term loan with an international bank for an amount of $33,400 to partially finance the construction costs of vessels Milos, Amorgos, Kimolos, Syros, Mykonos, respectively (five tranches of $6,680 each).

On December 19, 2006, this facility was refinanced by a term loan (with identical terms and conditions) with the same bank under the 2006 Senior Secured Credit Facility.

The loan bears interest at LIBOR plus 1.15% plus additional compliance costs. During the years ended December 31, 2011, 2012 and 2013, the weighted average interest rate (including the margin) was 1.37%, 1.40% and 1.36%, respectively, while at December 31, 2012 and 2013, the interest rate (including the margin) was 1.38% and 1.36%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011. Under the agreement we are also required to maintain a minimum coverage ratio of 1.60-to-one and current ratio of at least the minimum of 1.05-to-one and the one set by the other lenders. After January 31, 2013 the minimum current ratio is 1.15-to-one.

 (c)       On October 25, 2006, the Company's subsidiaries, Eton, Benmore and Ingram, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $26,250 to partially finance the construction costs of vessels Patmos, Nisyros, Karpathos (three tranches of $8,750 each).

The loan bears interest at LIBOR plus 1.30% from January 1, 2011. During the years ended December 31, 2011, 2012 and 2013, the weighted average interest rate (including the margin) was 1.80%, 1.76% and 1.58%, respectively, while at December 31, 2012 and 2013, the interest rate (including the margin) was 1.65% and 1.55%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one; that the liquidity ratio shall be higher than 0.50-to-one.On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under our corporate guarantee to $410,000 and reduce the minimum current ratio required to be maintained under our corporate guarantee to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.

(d)       On October 27, 2006, the Company's subsidiaries, Tasman and Santon, as co-borrowers, jointly and severally entered into a collateralized term loan with a Greek bank for an amount of $17,600 to partially finance the construction costs of vessels Kalymnos and Leros (two tranches of $8,800 each).

The loan bears interest at LIBOR plus 1.15% on the principal amount repayable in quarterly installments (for each tranche: $6,160) and at LIBOR plus 1.25% on the principal amount repayable in a balloon payment (for each tranche: $2,640). During the years ended December 31, 2011, 2012 and 2013, the weighted average interest rate (including the margin) was 1.48%, 1.46% and 1.42%, respectively, while at December 31, 2012 and 2013, the interest rate (including the margin) was 1.40% and 1.36%, respectively.

(e)       On October 30, 2006, the Company's subsidiaries, Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $64,750 to partially finance the construction costs of vessels Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira (seven tranches of $9,250 each).

The loan bears interest at LIBOR plus 1.15% before delivery of each vessel and at LIBOR plus 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery. During the years ended December 31, 2011, 2012 and 2013, the weighted average interest rate (including the margin) was 1.80%, 1.76% and 1.58%, respectively, while at December 31, 2012 and 2013, the interest rate (including the margin) was 1.64% and 1.54%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.

On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under our corporate guarantee to $410,000 and reduce the minimum current ratio required to be maintained under our corporate guarantee to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.

 (f)        On July 5, 2007, the Company's subsidiaries, Andros, Dilos, Ios, Sifnos and Tinos, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $37,560 to partially finance the construction costs of vessels Andros, Dilos, Ios, Anafi and Sikinos (five tranches of $7,512 each).

 On September 12, 2008, the Company amended the collateralized term loan which had entered into on July 5, 2007, and increased the loan to an amount of $43,160, available in five tranches of $8,632 each. Each tranche is repayable in 40 consecutive quarterly installments of $216 each. The first installment of each tranche is repayable three months after the date of drawdown of the final advance.

The loan bears interest at LIBOR plus 1.00%. The loan is collateralized by a first priority mortgage over each of the vessels.

During the years ended December 31, 2011, 2012 and 2013, the weighted average interest rate (including the margin) was 1.68%, 1.94% and 1.72%, respectively, while at December 31, 2012 and 2013, the interest rate (including the margin) was 1.81% and 1.68%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011. Under the agreement we are also required to maintain a minimum coverage ratio of 1.6-to-one and current ratio of at least the minimum of 1.05-to-one and the one set by the other lenders. After January 31, 2013 the minimum current ratio becomes 1.15-to-one.

 (g)       On April 24, 2008, the Company's subsidiaries, Kassos, Tilos, Halki and Symi, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $38,800 to partially finance the construction costs of the vessels Kassos, Tilos, Halki and Symi (four tranches of $9,700 each).

The loan bears interest at LIBOR plus 1.40% from January 1, 2011, amended with a supplemental agreement, and is collateralized by the first priority mortgage on the four vessels. During the years ended December 31, 2011, 2012 and 2013, the weighted average interest rate (including the margin) was 1.86%, 1.87% and 1.68%, respectively, while at December 31, 2012 and 2013, the interest rate (including the margin) was 1.76% and 1.65%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.

       On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the loan agreement to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.

(h)       On July 8, 2008, the Company entered into a collateralized term loan facility with a Greek bank for an amount of $15,000. The facility is collateralized by a first priority mortgage over the vessels, Aegean III, Aegean VIII and Aegean XII and bore interest at LIBOR plus 1.25%.

 On June 29, 2012 and thereafter on July 11, 2013, the company signed a supplemental agreement, to extend the quarterly repayments until January 8, 2016, amending the interest rate at LIBOR plus 5.25%.

During the years ended December 31, 2011, 2012 and 2013, the weighted average interest rate (including the margin) was 1.85%, 3.17% and 4.87%, respectively, while at December 31, 2012 and 2013, the interest rate (including the margin) was 4.65% and 5.57%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that Market value adjusted net worth shall not be less than $175,000; that minimum liquidity shall be not less than $25,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one. On April 5, 2012, the Company agreed with our lenders to permanently amend the maximum consolidated leverage ratio required to be maintained under the loan agreement to 0.75-to-one.

 (i)       On April 1, 2010, the Company, through the Aegean NWE business acquisition, assumed a loan agreement of an amount of €3,740,000 with a Belgian bank dated on March 22, 2004 to finance the construction of its vessel Texas. The interest rate is at 4.36%.The loan was renewed on April, 01, 2009 and is renewable every five years.

(j)       On April 1, 2010, the Company, through the Aegean NWE business acquisition, assumed a loan agreement of an amount of €4,000,000 with a Belgian bank dated on February 25, 2009. The facility bears interest of EURIBOR plus 2.5%. During the year ended December 31, 2011, 2012 and 2013 the weighted average interest rate (including the margin) was 4.23% , 3.89% and 3.83%, while at December 31, 2012 and 2013, the interest rate (including the margin) was 2.72%.

 (k)      On April 1, 2010, the Company assumed a loan agreement with an international bank that was signed, on October 6, 2009, by its acquired entity Aegean NWE and a third-party. The purpose of this roll over credit facility for an amount of €5,680,000 is to finance the new building Montana and bears interest at EURIBOR plus 1.26%. The credit facility is repayable in quarterly installments of approximately €95,000.

 (l)       On March 3, 2011, the Company renewed retroactively from February 1, 2011, the senior secured syndicated revolving credit and letter of credit facility that was signed on March 16, 2009 for a period of two years, The amount of the facility was up to $1,000,000, for working capital and general corporate purposes. The facility expired on January 30, 2013 and had a credit limit of up to $210,000 consisting of a committed amount of up to $125,000 and an uncommitted amount of up to $85,000. The facility bore interest at LIBOR plus 3.00%, while documentary and standby letters of credit were subject to commissions of 0.70% and 1.60%, respectively. The loan agreement contained financial covenants that require the Company to maintain: book net worth of not less than $375,000; minimum liquidity of not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; a ratio of total liabilities to total assets of no more than 0.70-to-one; interest coverage ratio higher than 1.35, which increased to 1.60 from the first quarter of 2012, and a current ratio of not less than 1.15. The Company agreed with its lenders to extend the maturity date until November 30, 2013 of the credit facility in order to accommodate for the completion of its global facility.

 (m)        On March 11, 2013, the Company's subsidiary, Aegean Oil Terminal Corporation entered into a credit facility for an aggregate amount of $73,500 with an international commercial bank to finance the construction of our new oil terminal in Fujairah. The loan is repayable in quarterly installments beginning March 31, 2014 and bears interest at LIBOR plus a margin of 5.25%.

The agreement contains financial covenants that require the Company maintain a consolidated net working capital not less than $50,000 until the end of the quarter of the first utilization date and $125,000 thereafter; consolidated tangible net worth not less than $410,000; current ratio not less than 1.05-to-one until the end of the quarter of the first utilization date and 1.15-to-one; consolidated total liabilities to total assets not more that 0.70-to-one; consolidated EBITDA to interest expense not less than 1.90-to one.

(n)       On October 23, 2013 the Company issued $75,000 aggregate principal amount of 4% Convertible Unsecured Senior Notes (“Notes”), which are due November 1, 2018. The full over allotment option granted was exercised and an additional $11,250 Notes were purchased by the underwriters. Accordingly, $86,250 in aggregate principal amount of Notes was sold, resulting in aggregate net proceeds of approximately $83,447 after the underwriters commissions.

The holders may convert their Notes at any time on or after May 1, 2018, but prior to maturity. However, holders may also convert their Notes prior to May 1, 2018, under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $14.23 per share of common stock, or 70.2679 shares of common stock per $1,000 aggregate principal amount of Notes, in effect on that last trading day, for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the five consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the Notes for each day of that period was less than 98% of the closing price of the Company's common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of the Company's common stock are made or specified corporate events occur.

Since the Notes contain a cash settlement option upon conversion at the option of the issuer, the Company has bifurcated, at the issuance date, the $86,250 principal amount of the Notes into liability and equity components of $72,696 and $13,554, respectively, by first determining the carrying amount of the liability component of the Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance.

The Company's interest expense associated with these Notes is based on an effective interest rate of 9% and the difference from the interest payable upon the Notes is amortized until the expiration of the Notes and included under interest and finance cost in the accompanying consolidated statements of income (Note 21).

The total interest expense related to the Notes in the Company's consolidated financial statements statement of income for the year ended December 31, 2013 amounted to $1,143 of which $491 are non-cash amortization of the discount on the liability component and of the transaction costs allocated to the liability component, $652 are the contractual interest payable semi-annually at a coupon rate of 4% per year.

(o)       Obligations with a maturity of less than one year amounting to $115,000 have been presented as long-term in accordance with US GAAP as the Company had the intent to and ability to refinance the obligations on a long-term basis through the financing agreement that the Company has entered on September 19, 2013 discussed below.

On September 19, 2013, Aegean Marine Petroleum S.A., Aegean Petroleum International Inc. and Aegean NWE N.V., our wholly-owned subsidiaries, entered into a $1 billion Secured Multicurrency Revolving Credit Facility with a syndicate of commercial lenders, which the Company and these subsidiaries have guaranteed. The facility is comprised of three tranches, consisting of Tranche A of $155,000 for a one year tenor, Tranche B of $115,000 for a two year tenor and Tranche C of $730,000 for an uncommitted tenor. Outstanding amounts under Tranche A and Tranche B bear interest at LIBOR, plus a margin of 2.5% and 2.9%, respectively, and outstanding amounts under Tranche C bear interest at a rate determined by the relevant lender that represents its cost of funds, plus a margin of 2.4%. The facility imposes certain operating and financial restrictions on us, which restrict our ability to incur debt, change our legal and beneficial ownership, merge or consolidate, acquire or incorporate companies and change our business activities. In addition, the facility contains financial covenants which require the Company  to maintain (i) minimum consolidated net working capital of not less than $35,000 which will increase to $125 million following the quarter of the first utilization date, (ii) consolidated net tangible net worth of $410,000, (iii) a current ratio of at least 1.04 to-one which will increase to 1.15-to-one following the quarter of the first utilization date and (iv) an interest cover ratio of at least 1.9-to-one. Following satisfaction of all closing conditions, we will use a portion of the proceeds of this facility to repay certain of our existing working capital facilities. We had no outstanding balance under this facility as of December 31, 2013.

As at December 31, 2013, the Company was in compliance with all of its covenants contained in its credit facilities.

As of December 31, 2013, the outstanding vessel-financing loans are generally collateralized as follows:

•      First priority assignment of the shipbuilding contracts and first priority mortgages over the vessels (when completed);

•      Assignments of insurance and earnings of the mortgaged vessels (when completed);

•      An undertaking from the vessels' manager.

The vessel-financing loan agreements contain ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the bank's prior consent as well as minimum requirements regarding the ratio of the market value of the relevant vessel to the outstanding loan amount and the ratio of the insured amount of the relevant vessel to the outstanding loan amount. In addition, the borrowing companies and/or their managers must maintain working capital accounts with the lending banks, as defined in the loan agreements. Furthermore, the vessel-owning subsidiary companies are not permitted to pay any dividends without the lenders' prior consent. As of December 31, 2013, most of the Company's vessels, having a total carrying value of $344,858, has been provided as collateral to secure the long-term debt discussed above.

Total interest incurred on long-term debt for the years ended December 31, 2011, 2012 and 2013 amounted to $9,386, $8,933 and $7,264, respectively, (Note 21) and is included in interest and finance costs in the accompanying consolidated statements of income. Accrued interest expense on long-term debt as of December 31, 2012 and 2013 amounted to $349 and $1,086, respectively, and is included in accrued and other current liabilities in the accompanying consolidated balance sheets.

There was no amount available under the Company's long-term debt agreements as of December 31, 2013 other than the amount of $115,000 discussed above which is intended to refinance our short term borrowings.

The annual principal payments required to be made after December 31, 2013, are as follows:

Amount
2014	$ 34,983
2015	38,667
2016	153,444
2017	43,843
2018	111,807
Thereafter	82,118
Total principal payments	464,862
Less: Unamortized portion of notes' discount	(13,135)
Total long-term debt	$ 451,727

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